ILFC Transaction (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	8 Months Ended
	Jun. 09, 2015	May. 14, 2014	May. 13, 2014	Aug. 24, 2015	Dec. 31, 2014	Dec. 31, 2015
Business Acquisition [Line Items]
Debt, Book value					$ 30,402,392	$ 29,806,843
Unsecured Debt [Member]
Business Acquisition [Line Items]
Debt, Book value					15,982,990	$ 15,619,510
ILFC [Member]
Business Acquisition [Line Items]
Percentage of voting interest sold by counterparty						100.00%
Cash consideration		$ 2,400,000
ILFC Transaction, shares		97,560,976
Consideration transferred		$ 6,957,641
AerCap's share price		$ 46.59
Total revenues and other income					2,574,700
Net income					$ 687,800
AIG [Member] | AerCap Holdings N.V. [Member]
Business Acquisition [Line Items]
Number of ordinary shares sold in secondary offering	71,184,686			10,677,702
Ordinary shares, acquired	15,698,588
AIG [Member] | ILFC [Member]
Business Acquisition [Line Items]
Special distribution paid			$ 600,000